Share-Based Payment - Additional Information (Detail) $ / shares in Units, R$ in Thousands			1 Months Ended					12 Months Ended
	Oct. 29, 2018 BRL (R$)	Jul. 31, 2018 BRL (R$)	Dec. 31, 2019 shares	Aug. 31, 2019 USD ($) shares $ / shares	Apr. 30, 2019 shares	Sep. 30, 2018 USD ($) shares $ / shares	Jul. 31, 2018 BRL (R$) shares	Dec. 31, 2019 BRL (R$) shares Branch	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Jan. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of shares | R$	R$ 79,210	R$ 63,230					R$ 63,230	R$ 90		R$ 280,825
Repurchased and cancellation of shares | R$									R$ 142,440
Number of days option to repurchase shares								90 days
Largest payout of award's before 10 years lock-up periods expires, percent								85.00%
Number of tranches, vesting | Branch								3
Percentage of voting rights for settlement event								50.00%
Share options granted, shares								14,597	5,701,374	8,073,702
Share-based payments | R$								R$ 64,509	R$ 60,843	R$ 138,937
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of shares | R$								R$ 90
Phantom shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares originally granted, date								December 1, 2017
Restricted share units and stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued			5,261,256					5,261,256
Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted, shares						135,198
Share based compensation by share based payment arrangement,number of instruments cancelled								106,722
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares						$ 24.00
Stock Options [member] | Excercise Period One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable period						5 years
Percentage of shares excercisable						77.00%
Stock Options [member] | Excercise Period Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable period						7 years
Percentage of shares excercisable						5.00%
Stock Options [member] | Excercise Period Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable period						10 years
Percentage of shares excercisable						18.00%
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement,number of instruments granted				9,437
Share based compensation by share based payment arrangement,number of instruments cancelled				527,350
Stock Options One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options granted, shares				5,160
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 30.00
Stock Options One [Member] | Excercise Period One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable period				3 years
Percentage of shares excercisable				50.00%
Stock Options One [Member] | Excercise Period Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercisable period				5 years
Percentage of shares excercisable				50.00%
IPO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested								6.00%
Share based compensation award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value								75.00%
Shares exercised vesting period								3 years
Share based compensation award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value								5.00%
Shares exercised vesting period								3 years
Additional incentive shares discount rate								5.00%
Share based compensation award tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of percentage incentive shares recognized on grant date fair value								5.00%
Shares exercised vesting period								7 years
Additional incentive shares discount rate								5.00%
Shares lock-up period								7 years
Under 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested								9.00%
Shares vesting period								0	0
Under 5 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				15.00%				18.00%
Shares vesting period								0	0
Under 5 Years [member] | Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement vesting period				5 years
Under 7 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested								21.00%
Shares vesting period								0	0
Under 7 Years [member] | Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				20.00%
Share based compensation by share based payment arrangement vesting period				7 years
Under 10 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested								46.00%
Shares vesting period								0	0
Under 10 Years [member] | Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of shares vested				65.00%
Share based compensation grant date share price | $				$ 35.54
Share based compensation by share based payment arrangement vesting period				10 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase right exercise period								2 years
Top of range [member] | Share based compensation award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period								7 years
Bottom of range [member] | Share based compensation award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period								3 years
Class C Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock-up period								10 years
Class C common stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares repurchased and cancelled							1,814,022
Class A common stock [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued										21,909,132	110,250
Repurchase of common stock								3,838
Class A common stock [member] | Restricted share units and stock options [member] | Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase of common stock								11,601
Class A common stock [member] | Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date share price | $						$ 24.00
Share based compensation by share based payment arrangement,number of instruments cancelled			1,890
Class A common stock [member] | Restricted share units (RSUs) [member] | Follow On Offer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares vested during the period					151,182
Class A common stock [member] | Restricted share units (RSUs) [member] | Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common Stock Shares Redeem During The Period			8,569